Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Comprehensive income (loss), net of taxes:
Net income (loss)	$ 757	$ (1,393)	$ (22,469)	$ (26,412)
Foreign currency translation adjustment	1,064	674	324	1,583
Comprehensive income (loss)	$ 1,821	$ (719)	$ (22,145)	$ (24,829)